STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 08, 2021	Jul. 09, 2020	Jun. 03, 2020	Jan. 08, 2020	Aug. 02, 2018	Sep. 10, 2014	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 08, 2021	Jan. 22, 2020	Jan. 16, 2020	Jul. 24, 2019
Cash Payment												$ 350,000
Warrants												3,592,500
Warrants Price Per Share												$ 0.20
Successful In Obtaining Financing Greater Than Amount												$ 4,000,000.0
Financing Amount												4,000,000.0
Warrants Closing Of Financing Greater Than Amount												$ 4,000,000.0
Warrant Holders Percentage Description												4.99% blocker such that the warrant holders will be restricted from owning more than 4.99% of the total number
Common Stock Warrants												7,185,000			1,250,000
Additional Warrants To Purchase Common Stock Shares												150,000			1,250,000
Additional Warrants To Purchase Common Stock Shares Expire Date												May 31, 2024
Warratns Issued												263,000			5,000,000
Issued Equity Investments												$ 2,114,000
Issued Common Stock Shares To Finders												98,000
Warrants To Purchase Shares Of Common Stock																35,937,500
Warrants To Purchase Shares Of Common Stock Exercise Price																$ 0.04
Issuance Of New Warrants To Purchase Shares Of Common Stock																7,185,000
Issuance Of New Warrants To Purchase Shares Of Common Stock Exercise Price																$ 0.20
Payment												$ 750,000
Finder Compensation In Percentage												The finder will receive 5% cash and 5% warrants on all funds it raises including bridge loans. The three-year common stock share warrants will have an exercise price of $0.25.
Raise Funds												$ 300,000
Fee Payment												$ 31,650
Warrants Issued To Finder												126,600
Common Stock, Shares Authorized									500,000,000			500,000,000
Common Stock, Share Price															$ 0.50
Additional Warrants To Purchase Common Stock Shares Price															$ 1.00
Additional Common Stock Warrants															1,250,000
Additional Common Stock Warrants Price Per Share															$ 1.25
Common Stock Shares Issued									22,316,412			13,673,583	13,138,282
Common Stock Shares Outstanding									22,316,412			13,673,583	13,138,282
Common Stock, Par Value									$ 0.001			$ 0.001	$ 0.001
Common Stock Issued During Period												535,301	9,818,813
Shares Exchange										13,180,417		13,607,609	13,138,282
Strike Price Of Warrants															$ 0.25
Warrants Holders Percentage Description												The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding. The Company issued 1,250,000 common stock warrants during the year ended December 31, 2021, in accordance with the agreement. Refer to Note 7, “Commitments and Contingencies” for additional information.
Common Stock issued									8,642,829			535,301	9,818,813
Preferred stock shares surrendered									3,262
Preferred Stock Shares Converts Into Common Stock									60,000			40,000
Common Stock Warrants									650,000			4,477,923
Debt												$ 2,496,316
Forgive Repayment Amount									$ 41,232			94,392
Principal Amount Of Promissory Note									39,000			46,000	$ 24,000
Gain Loss On Extinguishment Of Debt									41,000	$ 87,000		578,000	(296,000)
Convertible Debt Estimated Fair Value												$ 2,737,847
Common Stock Shares												7,957,013
GHS Investments, LLC [Member]
Principal Amount Of Promissory Note						$ 1,275,000							$ 50,454
Common Stock Shares													175,000
Purchase Price						570,000
Original Issue Discount						560,000
Debt Issuance Costs						$ 145,000
Lowest Daily Volume Average Price						75.00%
Investments
Warrants To Purchase Shares Of Common Stock												643,700
Issuance Of New Warrants To Purchase Shares Of Common Stock												1,130,000
Common Stock, Issued Public Shares												98,000
Total Investment Amount												$ 2,114,000
Equity Investments Fee												139,000
Proceeds From Debenture Unit Investments												1,130,000
Debenture Fee												$ 86,400
Debentures Convertible Into Common Stock Shares												2,260,000
2020 Exchange Agreements [Member]
Warrants To Purchase Shares Of Common Stock Exercise Price				$ 0.25
Gain Loss On Extinguishment Of Debt			$ 118,396	$ 1,183							$ 224,963
Convertible Debt			$ 328,422	2,064,366							$ 125,000
Convertible Debt Estimated Fair Value				$ 2,065,548
Warrants To Purchase Common Stock Shares			700,000	6,957,013							250,000
Exercise Price Of Warrants To Purchased Common Stock Share Issued, Two				$ 0.75
Exercise Price Of Warrants To Purchased Common Stock Share Issued, Three				$ 0.20
Debt				$ 29,000
Common Stock Shares			500,000								500,000
Fair Value Of The Common Stock Shares			$ 250,000								$ 250,000
Fair Value Of The Warrants			$ 196,818								$ 99,963
Estimated Fair Value Price			$ 0.281								$ 0.40
Fair Value			$ 446,818								$ 349,963
Mr. Bill Wells
Forgive Repayment Amount		$ 110,000							35,000			$ 40,000
Salary		220,000
Received Cash Payment		20,000							$ 35,000			20,000
Principal Amount Of Promissory Note		90,000										97,052
Total Amount To Be Receive		$ 3,000,000.0										$ 3,000,000.0
Common Share Stock Option		66,000
Shares Vested Per Month		3,667
Common Stock Exercise Price		$ 0.49
Promissory Note Interest Rate									6.0%			6.0%
Loan Maturity Term									P18Y			18 months
Gain Loss On Extinguishment Of Debt												$ 20,000
Ms. Rosenstock
Debt												50,000
Convertible Debt Estimated Fair Value												50,000
Ms. Rosenstock | 2020 Exchange Agreements [Member]
Forgive Repayment Amount												28,986
Shandong Yaohua Medical Instrument Corporation [Member]
Shares Exchange													12,147				12,147
Debt Exchanges - 2021
Debt														$ 1,500,000
Debt Final Payment														$ 75,000
Warrants Exchanges - 2021 - 1
Financing Amount												4,000,000.0
Warrants Closing Of Financing Greater Than Amount												$ 4,000,000.0
Common Stock Warrants												1,802,161
Payment												$ 90,000
Strike Price Of Warrants												$ 0.25
Warrants Holders Percentage Description												The warrants will have a one-year lockup restriction and a 10% blocker such that the warrant holders will be restricted from owning more than 10% of the total number of the Company’s outstanding common shares at any one point in time after completion of the financing.
Exchange Common Stock Warrants												901,081
Common Stock Warrants Strike Price Per Share												$ 0.25
Warrants Exchanges - 2021
Common Stock Warrants												4,477,923
Strike Price Of Warrants												$ 0.20
Exchange Common Stock Warrants												4,713,603
Common Stock Warrants Strike Price Per Share												$ 0.16
Exercise Of Warrants, Value												$ 351,000
Exercise Of Warrants, Shares												2,193,599
Warrants Exchanges - 2021 - 2
Financing Amount												$ 4,000,000.0
Warrants Closing Of Financing Greater Than Amount												$ 4,000,000.0
Common Stock Warrants												1,802,161
Strike Price Of Warrants												$ 0.75
Warrants Holders Percentage Description												The new warrants will have a one-year lockup restriction and a 10% blocker such that the warrant holders will be restricted from owning more than 10% of the total number of the Company’s outstanding common shares at any one point in time after completion of the financing.
Exchange Common Stock Warrants												1,802,161
Common Stock Warrants Strike Price Per Share												$ 0.75
Series C Convertible Preferred Shares
Preferred Stock Shares Designated									9,000			9,000
Conversion Price Per Share									$ 0.50			$ 0.50
Preferred Stock Shares Converts Into Common Stock									200			2,000
Liquidation Preference												$ 1,000
Preferred Stock Shares Issued									300			300.0	300
Total Convertible Of Common Stock Shares					6,524,500				572,000			572,000
Preferred Stock Shares Outstanding									300.0			300.0	300.0
Preferred Stock Shares Par Value									$ 0.001			$ 0.001	$ 0.001
Preferred stock, liquidation preference									$ 286,000			$ 286,000	$ 286,000
Convertible Of Common Stock Shares Description												The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt. Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date
Unpaid Accrued Dividends												$ 120,120
Preferred Stock Shares Authorized									9,000.0			9,000.0	9,000.0
Series C1 Convertible Preferred Shares
Shares Exchange									3,262
Preferred Stock Shares Designated									20,250			20,250
Conversion Price Per Share									$ 0.50			$ 0.50
Preferred Stock Shares Converts Into Common Stock									2,000			2,000
Preferred Stock Shares Issued									1,049			1,049	1,049
Total Convertible Of Common Stock Shares									2,098,500			2,098,500
Preferred Stock Shares Outstanding									1,049			1,049	1,049
Shares Outstanding													1,024,925
Series C2 Convertible Preferred Shares
Shares Exchange									3,262			3,262
Preferred stock shares surrendered									3,262
Conversion Price Per Share									$ 0.50			$ 0.50	$ 0.50
Preferred Stock Shares Converts Into Common Stock									2,000
Dividing The Stated Value									$ 10,000			$ 1.000
Total Convertible Of Common Stock Shares									6,524,500			2,000	2,000
Series F Convertible Preferred Shares
Preferred Stock Shares Converts Into Common Stock												40,000
Preferred Stock Shares Issued									1,400			1,400	0
Preferred Stock Shares Outstanding									1,400.0			1,400.0	0
Preferred Stock Shares Par Value									$ 0.001			$ 0.001	$ 0.001
Preferred stock, liquidation preference									$ 1,411,000			$ 1,426,000	$ 0
Preferred Stock Shares Authorized									1,500			1,500.0	1,500
Number Of Shares Converted												10
Series F-2 Convertible Preferred Shares
Preferred Stock Shares Designated									3,500			3,500
Conversion Price Per Share									$ 0.25
Preferred Stock Shares Converts Into Common Stock									4,000			4,000
Liquidation Preference									$ 3,237			$ 3,237
Increased Beneficial Ownership Percentage									9.99			9.99%
Preferred Stock Shares Issued									3,200			3,200	0
Common Stock Primary Trading Shares Exceed									1,000			1,000
Exceeds Percentage									200.00%			200.00%
Preferred Stock Shares Outstanding									3,200.0			3,200.0	0
Preferred Stock Shares Par Value									$ 0.001			$ 0.001	$ 0.001
Conversion Beneficial Ownership Limitation									4.99%			4.99%
Maturity Period									5 years
Preferred Stock Shares Authorized												92,500,000	5,000
Preferred Stock Shares Outstanding												2,559
Preferred Stock Shares Issued												3,237
Shares Issued												678
Convertible Preferred Stock Description 1												Each share of Series F-2 Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F-2 Certificate of Designation (the “Series F-2 Conversion Price”). The conversion of Series F-2 Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holders of the Series F-2 Preferred. If the average of the VWAPs (as defined in the Series F-2 Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F-2 Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F-2 Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends. As of December 31, 2021, the Company had not issued shares as payment of Series F-2 Preferred Stock dividends. As of December 31, 2021, the Company had accrued dividends of $94,907.
Preferred Stock Shares Received									678,000			678,000
Outstanding Debt												$ 2,559,000
Final Payment				750,000								750,000
Exchange Agreement Payment				$ 1,500,000
Dividends Paid Amount												94,907
Accrued dividend amount									$ 91,592
Issuance of common stock for payment pf annual series									95,535
Additional stock issued during period for payment of non recurring dividend									368,505
Preferred stock, liquidation preference									$ 3,237,000			$ 3,237,000	$ 0
Preferred Stock Shares Authorized									5,000.0			3,500.0	3,500.0
Series G Convertible Preferred Shares
Preferred Stock Shares Issued									0			0	0
Preferred Stock Shares Outstanding									0			0	0
Preferred Stock Shares Par Value									$ 0.001			$ 0.001	$ 0.001
Preferred Stock Shares Received												153,000
Preferred stock, liquidation preference									$ 0			$ 0	$ 0
Preferred Stock Shares Authorized									1,000,000			1,000,000	1,000,000
Convertible Preferred Stock Description												During February 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $53,500, net to the Company is $50,000, for 62,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G preferred stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.
Preferred Stock Shares Issued												0	0
Investment Net									$ 114,597			$ 114,597
Preferred Stock Redeemed									91,000			91,000
Series G Convertible Preferred Shares | Power Up Lending Group Ltd [Member]
Total Investment Amount									$ 75,000			$ 75,000
Investment Net							$ 53,500	$ 78,500	$ 53,500			53,500
Preferred Stock Redeemed									91,000
Additional Series G Preferred Stock Shares, Amount							50,000	75,000
Additional Tranches Of Financing								925,000	$ 925,000			$ 925,000
Financing Cost							$ 925,000	$ 925,000
Discount Rate									19.00%			19.00%
Discounted Rate							19.00%	19.00%
Redemption Of February 2021 Investment, Amount	$ 78,094
Difference Of Interest Expense	$ 28,094								$ 39,597			$ 39,597
Conversion Beneficial Ownership Limitation							4.99%	4.99%
Increased Election Holders							9.99%	9.99%
Cumulative Dividends Rate							8.00%	8.00%
Corresponding Percentage Description							Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.	Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.
Additional Series G Preferred Stock Shares							62,000
Net Proceeds									125,000			125,000
Outstanding Amount									$ 50,000			$ 50,000
Series D Preferred Shares
Shares Exchange												109,039	1,526,000
Common Stock, Issued Public Shares									1,526,000			1,526,000
Preferred Stock Shares Designated									6,000			1,436,000
Conversion Price Per Share									$ 0.25			$ 0.25
Preferred Stock Shares Converts Into Common Stock									763			763
Liquidation Preference									$ 763			$ 763
Beneficial Ownership Percentage									4.99			4.99%
Increased Beneficial Ownership Percentage									9.99			9.99
Preferred Stock Shares Issued									763,000			763,000
Common Stock Warrants 1									1,526,000			1,526,000
Warrant Exercise Price Per Share									0.25			0.25
Common Stock Warrants									1,526,000			1,526,000
Common Stock Warrants Exercise Price 1									$ 0.75			$ 0.75
Conversion Of Investor Shares									763			763
Preferred Stock Dividends Accrued									$ 14,306			$ 14,306
Common Stock Primary Trading Shares Exceed									1,000			1,000
Exceeds Percentage									200.00%			200.00%
Series E Preferred Shares
Preferred Stock Shares Designated									5,000			5,000
Conversion Price Per Share									$ 0.25			$ 0.25
Liquidation Preference									$ 968			$ 1,736
Common Stock Primary Trading Shares Exceed									1,000			1,000
Exceeds Percentage									200.00%			200.00%
Preferred Stock Shares Par Value									$ 0.001			$ 0.001
Preferred Stock Stated Value									$ 1,000			$ 1,000
Common Stock Shares Issued For Preferred Stock Dividends									12,432			288,262
Accrued Dividends									$ 71,099			$ 54,521
Increased Election Holder									9.99%			9.99%
Conversion Beneficial Ownership Limitation									4.99%			4.99%
Maturity Period									5 years			5 years
Issuance of common stock for conversion of Series E Convertible Preferred Stock									3,070,000
Series F Preferred Shares
Preferred Stock Shares Designated									1,500			1,500
Conversion Price Per Share									$ 0.25			$ 0.25
Preferred Stock Shares Converts Into Common Stock									4,000			4,000
Liquidation Preference									$ 1,411			$ 1,436
Preferred Stock Shares Issued									1,411			1,426
Common Stock Primary Trading Shares Exceed									1,000			1,000
Exceeds Percentage									200.00%			200.00%
Preferred Stock Shares Outstanding												1,426
Increased Election Holder									9.99%			9.99%
Conversion Beneficial Ownership Limitation									4.99%			4.99%
Maturity Period									5 years			5 years
Accrued dividend amount									$ 1,998			$ 65,718
Issuance of common stock for payment pf annual series									158,662
Additional stock issued during period for payment of non recurring dividend									255,401
Number Of Shares Converted Into Common Stock									15			10
Shares Converted Into Common Stock									60,000			40,000
Cumulative Dividend Rate									6.00%			6.00%
Accredited Investors									$ 1,436,000			$ 1,436,000
Preferred stock shares outstanding									1,436
Series F and Series F-2 Preferred Shares
Preferred Stock Shares Converts Into Common Stock												4,000
Preferred Stock [Member]
Preferred Stock Shares Par Value									$ 0.001			$ 0.001
Preferred Stock Shares Authorized									500,000,000			500,000,000